UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21035

CITIZENSSELECT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	10/31/05

FORM N-CSR

Item 1. Reports to Stockholders.

CitizensSelect Funds

SEMI ANNUAL REPORT October 31, 2005

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
22	Information About the Review and Approval
of the Fund's Management Agreement
FOR MORE INFORMATION

Back Cover

CitizensSelect Prime Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for CitizensSelect Prime Money Market Fund, covering the six-month period from May 1, 2005, through October 31, 2005. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, James G. O'Connor.

As the Federal Reserve Board (the "Fed") continued to raise short-term interest rates steadily and gradually in 2005, so too have yields of money market instruments risen. While many investors currently believe that the Fed is likely to continue to raise rates in the near future, the focus has turned toward Federal Reserve nominee Ben Bernanke, who is expected to succeed Fed Chairman Alan Greenspan early next year, and how he will interpret current economic data.

As the end of 2005 approaches, investors' reactions to a change in leadership at the Federal Reserve Board and the effects of higher fuel prices on the rate of inflation may set the tone for the financial markets in 2006. As always, we encourage you to talk with your financial advisor about your current portfolio allocations and liquidity needs.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation November 15, 2005

2

DISCUSSION OF FUND PERFORMANCE

James G. O'Connor, Portfolio Manager

How did CitizensSelect Prime Money Market Fund perform during the period?

For the six-month period ended October 31, 2005, Dreyfus CitizensSelect Prime Money Market Fund produced annualized yields of 3.22% for Class A shares, 2.97% for Class B shares, 2.72% for Class C shares and 2.37% for Class D shares.Taking into account the effects of compounding, the fund produced annualized effective yields1 of 3.27% for Class A shares, 3.01% for Class B shares, 2.75% for Class C shares and 2.40% for Class D shares.2

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high-grade commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest. Normally, the fund invests at least 25% of its net assets in bank obligations.

What other factors influenced the fund's performance?

The Federal Reserve Board (the "Fed") continued to raise short-term interest rates throughout the reporting period in an ongoing effort to forestall potential inflationary pressures. Although weaker-than-expected data suggested that the U.S. economy might have hit a soft patch when the reporting period began, these concerns proved to be short-lived, and it later was estimated that the U.S. labor market added

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

more jobs than expected in April. On the other hand, difficulties encountered by the airline and automotive industries were regarded as potential threats to consumer and business confidence and spending.

At its meeting in early May, the Fed increased the federal funds rate to 3%.Yet, evidence of slower economic growth in global markets weighed on investor sentiment, and the yield on the 10-year U.S.Treasury bond fell below 4%.Although economic expectations appeared to improve in June, oil prices rose above $60/barrel, and investors continued to worry that higher energy prices and borrowing costs might hinder economic activity. Still, on June 30 the Fed hiked the federal funds rate to 3.25%, and the language in its accompanying statement suggested that additional rate increases were likely. It later was revealed that U.S. GDP grew at a 3.3% annualized rate during the second quarter of 2005.

Non-farm payrolls continued to increase in July, and the unemployment rate dropped to 5.0%, helping to convince investors that economic growth remained solid. While inflationary pressures appeared to stay contained due to steep discounts from automobile manufacturers and apparel retailers, oil and gas prices continued to escalate.

The economic recovery remained on track in August, and the Fed raised the federal funds rate to 3.5% .On August 29,however,Hurricane Katrina struck the Gulf Coast, leaving in its wake severe human and economic damage, and oil prices spiked to more than $70 per barrel. Hurricane Rita followed just a few weeks later, affecting a significant portion of U.S. oil drilling and refining capacity. Analysts worried that the Gulf Coast hurricanes might create a drag on the U.S. economy. Employment statistics appeared to support this view: the U.S. economy lost 35,000 jobs in September, and the unemployment rate rose from 4.9% to 5.1% .

Although some analysts believed that the hurricanes might prompt the Fed to refrain from raising interest rates at its September 20 meeting, the Fed remained on course, increasing the federal funds rate to 3.75% . At the same time, the Fed again commented that monetary policy remained accommodative. By its statement, the Fed signaled to the markets that, barring unexpected developments, it intends to continue

4

to gradually tighten monetary conditions. It was later estimated that U.S. GDP grew at a relatively robust 3.8% during the third quarter of 2005.

In this changing environment, most money market investors focused primarily on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments as they became available. As a result, demand for shorter-term money market instruments was robust, while demand for instruments with one-year maturities was relatively low. This has caused yield differences between overnight instruments and one-year securities to widen significantly.

We maintained a relatively defensive investment posture by setting the fund's weighted average maturity in a range we considered shorter than industry averages to reflect prevailing market conditions and the proximity of upcoming FOMC meetings.

What is the fund's current strategy?

On November 1, 2005, just one day after the close of the reporting period, the Fed acted for the twelfth consecutive time, raising the federal funds rate to 4%. In its statement, the Fed appeared to confirm analysts' expectations for further rate hikes, again noting,"With underlying inflation expected to be contained, the Committee believes that policy accommodation can be removed at a pace that is likely to be measured." Accordingly, we have maintained the fund's relatively conservative positioning, which we believe is prudent until we see signs that the Fed is nearing the end of its credit-tightening campaign.

November 15, 2005

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]	Yield provided for Class D shares reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund's annualized yield for Class D shares would have been 2.32%, and its annualized effective yield would have been 2.35%.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.02	$ 2.29	$ 3.55	$ 5.32
Ending value (after expenses)	$1,016.40	$1,015.10	$1,013.80	$1,012.00

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2005
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.02	$ 2.29	$ 3.57	$ 5.35
Ending value (after expenses)	$1,024.20	$1,022.94	$1,021.68	$1,019.91

† Expenses are equal to the fund's annualized expense ratio of .20% for Class A, .45% for Class B, .70% for Class C and 1.05% for Class D; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit—21.5%	Amount ($)	Value ($)

Bank of America
3.81%, 2/22/2006	10,000,000 [a]	10,000,000
Bank of Tokyo-Mitsubishi (Yankee)
3.80%, 11/4/2005	15,000,000	15,000,000
BNP Paribas (Yankee)
3.80%, 12/13/2005	15,000,000	15,000,000
Credit Suisse First Boston (Yankee)
3.84%, 11/21/2005	15,000,000	15,000,000
HBOS Treasury Service PLC (London)
3.80%, 12/13/2005	15,000,000	15,000,000
HSH Nordbank (Yankee)
3.73%, 11/10/2005	15,000,000	15,000,037
Natexis Banques Populares (Yankee)
3.82%, 11/21/2005	20,000,000	19,999,944
Washington Mutual Bank
4.00%, 12/13/2005	17,000,000	17,000,000
Total Negotiable Bank Certificates of Deposit
(cost $121,999,981)		121,999,981

Commercial Paper—47.1%

Atlantis One Funding Corp.
4.00%, 12/14/2005	20,000,000 [b]	19,905,161
Barclays US Funding Corp.
3.99%, 12/14/2005	15,000,000	14,928,960
Bear Stearns Cos.
3.81%, 11/4/2005	15,000,000	14,995,250
Bryant Park Funding LLC
3.82%, 11/4/2005	18,000,000 [b]	17,994,285
Deutsche Bank Financial LLC
4.04%, 11/1/2005	15,000,000	15,000,000
Gemini Securitization Corp.
3.79%, 12/13/2005	15,000,000 [b]	14,934,375
General Electric Co.
3.98%, 12/13/2005	20,000,000	19,907,833
Govco
3.73%, 11/14/2005	15,000,000 [b]	14,980,013
Mane Funding Corp.
3.75%, 11/18/2005	18,000,000 [b]	17,968,465
PB Finance (DE) Inc.
4.00%, 11/18/2005	20,000,000	19,962,317

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Prudential Funding LLC
4.00%, 11/1/2005	15,000,000	15,000,000
SEB Funding Inc.
3.82%, 11/4/2005	17,000,000	16,994,603
Sheffield Receivables Corp.
3.79%, 11/1/2005	15,000,000 [b]	15,000,000
Solitaire Funding LLC
4.00%, 12/13/2005	20,000,000 [b]	19,907,367
UBS Finance Delaware LLC
4.00%, 11/1/2005	15,000,000	15,000,000
Windmill Funding Corp.
3.80%, 11/3/2005	15,000,000 [b]	14,996,842
Total Commercial Paper
(cost $267,475,471)		267,475,471

Corporate Notes—11.4%

Commonwealth Bank Australia
4.01%, 8/24/2010	15,000,000 [a]	15,000,000
Harrier Finance Funding
3.95%, 11/15/2005	10,000,000 [a,b]	9,999,955
Royal Bank of Scotland PLC
3.97%, 4/21/2010	10,000,000 [a]	10,000,000
Societe Generale
4.06%, 11/24/2006	15,000,000 [a]	15,000,000
Wells Fargo & Co.
3.82%, 7/3/2011	15,000,000 [a]	15,000,000
Total Corporate Notes
(cost $64,999,955)		64,999,955

Time Deposits—20.2%

Branch Banking & Trust Co. Inc. (Grand Cayman)
4.03%, 11/1/2005	20,000,000	20,000,000
Chase Manhattan Bank USA (Grand Cayman)
4.02%, 11/1/2005	15,000,000	15,000,000
Citibank N.A. (Nassau)
3.97%, 11/1/2005	20,000,000	20,000,000
Fortis Bank (Grand Cayman)
4.03%, 11/1/2005	15,000,000	15,000,000

8

	Principal
Time Deposits (continued)	Amount ($)	Value ($)

Key Bank N.A. (Grand Cayman)
4.00%, 11/1/2005	20,000,000	20,000,000
Manufacturers & Traderstrust Co. (Grand Cayman)
4.03%, 11/1/2005	15,000,000	15,000,000
State Street Bank & Trust Co. (Grand Cayman)
4.00%, 11/1/2005	10,000,000	10,000,000
Total Time Deposits
(cost $115,000,000)		115,000,000

U.S. Government Agency—2.6%

Federal Home Loan Banks
3.81%, 4/11/2006
(cost $14,996,028)	15,000,000 [a]	14,996,028

Total Investments (cost $584,471,435)	102.8%	584,471,435
Liabilities, Less Cash and Receivables	(2.8%)	(15,914,721)
Net Assets	100.0%	568,556,714

[a] Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to $145,686,463 or 25.6% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	77.7	Brokerage Firms	2.6
Asset-Backed/Multi-Seller Programs	11.9	Asset-Backed/
Finance	3.5	Structured Investment Vehicles	1.8
Insurance	2.7
U.S. Government Agency	2.6		102.8

† Based on net assets. See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES October 31, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	584,471,435	584,471,435
Interest receivable		706,152
		585,177,587

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)		65,425
Due to Citizens—Note 2(d)		116,535
Cash overdraft due to Custodian		1,438,913
Payable for investment securities purchased		15,000,000
		16,620,873

Net Assets ($)		568,556,714

Composition of Net Assets ($):
Paid-in capital		568,562,057
Accumulated net realized gain (loss) on investments		(5,343)

Net Assets ($)		568,556,714

Net Asset Value Per Share

Class A Shares
Net Assets ($)		203,960,450
Shares Outstanding		203,961,901
Net Asset Value Per Share ($)		1.00

Class B Shares
Net Assets ($)		291,870,756
Shares Outstanding		291,873,906
Net Asset Value Per Share ($)		1.00

Class C Shares
Net Assets ($)		38,981,227
Shares Outstanding		38,981,844
Net Asset Value Per Share ($)		1.00

Class D Shares
Net Assets ($)		33,744,281
Shares Outstanding		33,744,406
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	8,183,160
Expenses:
Management fee—Note 2(a)	238,696
Administrative service fees—Note 2(c)	413,198
Omnibus account service fees—Note 2(d)	238,696
Distribution plan fees—Note 2(b)	149,965
Total Expenses	1,040,555
Less—waiver of fees due to undertaking—Note 2(b)	(7,275)
Net Expenses	1,033,280
Investment Income—Net	7,149,880

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(86)
Net Increase in Net Assets Resulting from Operations	7,149,794

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a]	From May 1, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

[a]	From May 1, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.
See notes to financial statements.

14

[a]	From May 1, 2002 (commencement of operations) to April 30, 2003
[b]	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

[a]	From May 1, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the "fund") is a separate, diversified series of CitizensSelect Funds (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. ("Citizens").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the funds' shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

18

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $5,257 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, $178 of the carryover expires in fiscal 2012 and $5,079 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2005 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund's average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund's expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2005, Class C and Class D shares were charged $55,389 and $94,576, respectively, pursuant to the Plan. The Distributor had undertaken from May 1, 2005 through October 31, 2005 to waive a portion of Rule 12b-1 fees. The reduction in 12b-1 fees, pursuant to the undertaking amounted to $7,275 for Class D shares.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2005, Class B, Class C and Class D shares were charged $321,433, $55,389 and $36,376, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2005, Class A, Class B, Class C and Class D shares were charged $73,417, $128,573, $22,156 and $14,550, respectively, pursuant to the Omnibus Account Services Agreement.

20

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $42,905 and Rule 12b-1 distribution plan fees $23,709, which are offset against an expense reimbursement currently in effect in the amount of $1,189.

The components of Due to Citizens in the Statement of Assets and Liabilities consist of: administrative services plan fees $72,936 and omnibus account services plan fees $43,599.

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At separate meetings of the Board of Trustees of the Company held on July 12-13, 2005, the Board considered the re-approval of the fund's Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to the fund's Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with the fund's intermediaries.The Board noted that the fund's shares were offered only to institutions. The Manager's representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

22

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance, management fee and expense ratio and placed significant emphasis on comparisons to a group of comparable funds and to iMoneyNet (with respect to performance) and Lipper averages (with respect to expense ratios).The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same iMoneyNet category as the fund.The Board members discussed the results of the comparisons for various periods ended May 31, 2005, and noted that the fund's total return performance was higher than the fund's iMoneyNet and comparison group averages for the one- and three-year periods. The Board members also discussed the fund's expense ratio, noting that the fund's "unitary fee" structure had caused the fund's expense ratio to be lower than the Lipper and comparison group averages.The Board reviewed the range of management fees in the comparison group, noting that the fund's management fee was the lowest.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the "Similar Funds"), and noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund's "unitary fee" structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager's performance and the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager to evaluate the appropriateness and reasonableness of the fund's advisory fees.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND' S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board received and considered information prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager's representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reason-able.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, and noted that there were no soft dollar arrangements with respect to trading of the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that discussions of economies of scale historically have been predicated on increasing assets and that, if a fund's assets had been decreasing, the extent to which the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund's overall performance and generally superior service levels provided.

24

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the fund.

  The Board concluded that the nature,extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund's performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders.

The Fund 25

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

0462SA1005

CitizensSelect Funds

SEMI ANNUAL REPORT October 31, 2005

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
19	Information About the Review and Approval
of the Fund's Management Agreement
FOR MORE INFORMATION

Back Cover

CitizensSelect Treasury Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for CitizensSelect Treasury Money Market Fund, covering the six-month period from May 1, 2005, through October 31, 2005. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, James G. O'Connor.

As the Federal Reserve Board (the "Fed") continued to raise short-term interest rates steadily and gradually in 2005, so too have yields of money market instruments risen. While many investors currently believe that the Fed is likely to continue to raise rates in the near future, the focus has turned toward Federal Reserve nominee Ben Bernanke, who is expected to succeed Fed Chairman Alan Greenspan early next year, and how he will interpret current economic data.

As the end of 2005 approaches, investors' reactions to a change in leadership at the Federal Reserve Board and the effects of higher fuel prices on the rate of inflation may set the tone for the financial markets in 2006. As always, we encourage you to talk with your financial advisor about your current portfolio allocations and liquidity needs.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation November 15, 2005

2

DISCUSSION OF FUND PERFORMANCE

James G. O'Connor, Portfolio Manager

How did CitizensSelect Treasury Money Market Fund perform during the period?

For the six-month period ended October 31, 2005, the fund produced annualized yields of 2.88% for Class A shares, 2.63% for Class B shares, 2.38% for Class C shares and 2.03% for Class D shares. Taking into account the effects of compounding, the fund produced annualized effective yields1 of 2.92% for Class A shares, 2.66% for Class B shares, 2.40% for Class C shares and 2.05% for Class D shares.2

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in securities issued or guaranteed as to principal and interest by the U.S. government.

What other factors influenced the fund's performance?

The Federal Reserve Board (the "Fed") continued to raise short-term interest rates throughout the reporting period in an ongoing effort to forestall potential inflationary pressures. Although weaker-than-expected data suggested that the U.S. economy might have hit a soft patch when the reporting period began, these concerns proved to be short-lived, and it later was estimated that the U.S. labor market added more jobs than expected in April. On the other hand, difficulties encountered by the airline and automotive industries were regarded as potential threats to consumer and business confidence and spending.

At its meeting in early May, the Fed increased the federal funds rate to 3%. Yet, evidence of slower economic growth in global markets weighed on investor sentiment. As a result, the 10-year U.S. Treasury

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

bond rallied, with yields falling below 4%.Although economic expectations appeared to improve in June, oil prices rose above $60/barrel, and investors continued to worry that higher energy prices and borrowing costs might hinder economic activity. Still, on June 30 the Fed again hiked the federal funds rate to 3.25%, and the language in its accompanying statement suggested that additional rate increases were likely. It later was revealed that U.S. GDP grew at a 3.3% annualized rate during the second quarter of 2005.

Non-farm payrolls continued to increase in July, and the unemployment rate dropped to 5.0%, helping to convince investors that economic growth remained solid.While inflationary pressures appeared to stay contained due to steep discounts from automobile manufacturers and apparel retailers, oil and gas prices continued to escalate.

The economic recovery remained on track in August, and the Fed raised the federal funds rate to 3.5% . On August 29, however, Hurricane Katrina struck the Gulf Coast, leaving in its wake severe human and economic damage, and oil prices spiked to more than $70 per barrel. Hurricane Rita followed just a few weeks later, affecting a significant portion of U.S. oil drilling and refining capacity. Analysts worried that the Gulf Coast hurricanes might create a drag on the U.S. economy. Employment statistics appeared to support this view: the U.S. economy lost 35,000 jobs in September, and the unemployment rate rose from 4.9% to 5.1% .

Although some analysts believed that the Fed might pause in its credit-tightening campaign by refraining from raising interest rates at its September 20 meeting, these forecasts proved to be incorrect. In fact, the Fed remained on course, increasing the federal funds rate to 3.75% and again commenting that monetary policy remained accommodative. By its statement, the Fed signaled to the markets that, barring unexpected developments, it intends to continue to gradually tighten monetary conditions. It was later estimated that U.S. GDP grew at a relatively robust 3.8% during the third quarter of 2005.

4

In this changing environment, most money market investors focused primarily on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments as they became available. As a result, demand for shorter-term money market instruments was robust, while demand for instruments with one-year maturities was relatively low. This has caused yield differences between overnight instruments and one-year securities to widen significantly.

We maintained a relatively defensive investment posture by setting the fund's weighted average maturity in a range we considered shorter than industry averages to reflect prevailing market conditions and the proximity of upcoming FOMC meetings.

What is the fund's current strategy?

On November 1, 2005, just one day after the close of the reporting period, the Fed acted for the twelfth consecutive time, raising the federal funds rate to 4%. In its statement, the Fed appeared to confirm analysts' expectations of further rate hikes, again noting,"With underlying inflation expected to be contained, the Committee believes that policy accommodation can be removed at a pace that is likely to be measured." Accordingly, we have maintained the fund's relatively conservative positioning, which we believe is prudent until we see signs that the Fed is nearing the end of its credit-tightening campaign.

November 15, 2005

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]	Yield provided for Class D shares reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund's annualized yield for Class D shares would have been 1.98%, and its annualized effective yield would have been 2.00%.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.02	$ 2.28	$ 3.55	$ 5.32
Ending value (after expenses)	$1,014.60	$1,013.30	$1,012.10	$1,010.30

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2005
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.02	$ 2.29	$ 3.57	$ 5.35
Ending value (after expenses)	$1,024.20	$1,022.94	$1,021.68	$1,019.91

† Expenses are equal to the fund's annualized expense ratio of .20% for Class A, .45% for Class B, .70% for Class C and 1.05% for Class D; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—92.6%	Purchase (%)	Amount ($)	Value ($)

11/3/2005	3.09	2,300,000	2,299,606
11/10/2005	3.31	48,528,000	48,488,004
11/17/2005	3.45	56,670,000	56,583,710
11/25/2005	3.42	25,000,000	24,943,227
12/8/2005	3.52	25,000,000	24,910,069
12/15/2005	3.40	50,000,000	49,794,056
12/22/2005	3.42	94,000,000	93,549,245
12/29/2005	3.65	95,000,000	94,445,439
1/5/2006	3.65	25,000,000	24,836,372
Total U.S. Treasury Bills
(cost $419,849,728)			419,849,728

U.S. Treasury Notes—7.7%

11/30/2005
(cost $34,950,913)	3.56	35,000,000	34,950,913

Total Investments (cost $454,800,641)		100.3%	454,800,641
Liabilities, Less Cash and Receivables		(.3%)	(1,136,867)
Net Assets		100.0%	453,663,774

Portfolio Summary (Unaudited) †
Value (%)

U.S. Treasuries	100.3

† Based on net assets. See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES October 31, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	454,800,641	454,800,641
Interest receivable		276,127
		455,076,768

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)		44,460
Due to Citizens—Note 2(d)		99,893
Cash overdraft due to Custodian		1,268,641
		1,412,994

Net Assets ($)		453,663,774

Composition of Net Assets ($):
Paid-in capital		453,674,679
Accumulated net realized gain (loss) on investments		(10,905)

Net Assets ($)		453,663,774

Net Asset Value Per Share

Class A Shares
Net Assets ($)		154,974,531
Shares Outstanding		154,975,810
Net Asset Value Per Share ($)		1.00

Class B Shares
Net Assets ($)		276,473,700
Shares Outstanding		276,482,685
Net Asset Value Per Share ($)		1.00

Class C Shares
Net Assets ($)		16,737,362
Shares Outstanding		16,737,986
Net Asset Value Per Share ($)		1.00

Class D Shares
Net Assets ($)		5,478,181
Shares Outstanding		5,478,198
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	5,924,925
Expenses:
Management fee—Note 2(a)	192,061
Administrative service fees—Note 2(c)	255,280
Omnibus account service fees—Note 2(d)	192,061
Distribution plan fees—Note 2(b)	41,687
Total Expenses	681,089
Less—waiver of fees due to undertakings—Note 2(b)	(1,380)
Net Expenses	679,709
Investment Income—Net	5,245,216

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(153)
Net Increase in Net Assets Resulting from Operations	5,245,063

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Operations ($):
Investment income—net	5,245,216	5,192,981
Net realized gain (loss) on investments	(153)	(4,335)
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,245,063	5,188,646

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,544,948)	(2,331,611)
Class B shares	(2,420,223)	(2,670,662)
Class C shares	(224,120)	(173,887)
Class D shares	(55,925)	(16,821)
Total Dividends	(5,245,216)	(5,192,981)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	103,362,725	452,231,880
Class B shares	265,003,217	970,633,664
Class C shares	13,612,530	44,331,866
Class D shares	617,512	6,418,946
Dividends reinvested:
Class A shares	13,251	27,207
Class B shares	170,500	160,344
Class C shares	92,531	78,147
Class D shares	55,925	16,821
Cost of shares redeemed:
Class A shares	(159,389,158)	(315,006,893)
Class B shares	(142,621,603)	(966,629,202)
Class C shares	(17,694,464)	(38,511,296)
Class D shares	(705,164)	(1,113,404)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	62,517,802	152,638,080
Total Increase (Decrease) in Net Assets	62,517,649	152,633,745

Net Assets ($):
Beginning of Period	391,146,125	238,512,380
End of Period	453,663,774	391,146,125

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a]	From May 1, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

[a]	From May 1, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.

See notes to financial statements.

12

[a]	From May 1, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

[a]	From May 1, 2002 (commencement of operations) to April 30, 2003.
[b]	Annualized.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Treasury Money Market Fund (the "fund") is a separate, diversified series of CitizensSelect Funds (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. ("Citizens").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the funds' shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

16

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $10,752 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, $1,272 of the carryover expires in fiscal 2011, $5,145 expires in fiscal 2012 and $4,335 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2005 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund's average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund's expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are payable without regard to actual expenses incurred. During the period ended October 31,2005,Class C and Class D shares were charged $23,747 and $17,940, respectively, pursuant to the Plan.The Distributor had undertaken from May 1, 2005 through October 31, 2005 to waive a portion of Rule 12b-1 fees.The reduction in Rule 12b-1 fees, pursuant to the undertaking amounted to $1,380 for Class D shares.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2005, Class B, Class C and Class D shares were charged $224,633, $23,747 and $6,900, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2005, Class A, Class B, Class C and Class D shares were charged $89,949, $89,853, $9,499 and $2,760, respectively, pursuant to the Omnibus Account Services Agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $37,915 and Rule 12b-1 distribution plan fees $6,545.

The components of Due to Citizens in the Statement of Assets and Liabilities consist of: administrative services plan fees $61,980 and omnibus account services plan fees $37,913.

18

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At separate meetings of the Board of Trustees of the Company held on July 12-13, 2005, the Board considered the re-approval of the fund's Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to the fund's Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with the fund's intermediaries.The Board noted that the fund's shares were offered only to institutions. The Manager's representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance, management fee and expense ratio and placed significant emphasis on comparisons to a group of comparable funds and to iMoneyNet (with respect to performance) and Lipper averages (with respect to expense ratios).The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same iMoneyNet category as the fund.The Board members discussed the results of the comparisons for various periods ended May 31, 2005, and noted that the fund's total return performance was higher than the fund's iMoneyNet and comparison group averages for the one- and three-year periods, and was the second highest of the fund's comparison group for the one- and three-year periods.The Board members also discussed the fund's expense ratio, noting that the fund's "unitary fee" structure had caused the fund's expense ratio to be lower than the Lipper and comparison group aver-ages.The Board reviewed the range of management fees in the comparison group, noting that the fund's management fee was the lowest.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the "Similar Funds"), and noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund's "unitary fee" structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager's performance and the services provided; it was noted that the Similar Funds had higher management fees than the fee borne by the fund. The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager to evaluate the appropriateness and reasonableness of the fund's advisory fees.

20

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board received and considered information prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager's representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reason-able.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, and noted that there were no soft dollar arrangements with respect to trading of the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that discussions of economies of scale historically have been predicated on increasing assets and that, if a fund's assets had been decreasing, the extent to which the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

profitability percentage for managing the fund was not unreasonable given the fund's overall performance and generally superior service levels provided.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the fund.

  The Board concluded that the nature,extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund's performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders.

22

NOTES

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

0466SA1005

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	December 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	December 28, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	December 28, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)